Taxes on Income (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Taxes on Income [Abstract]
Loss before taxes on income, as reported in the statements of comprehensive loss	$ 2,966	$ 1,139
Theoretical tax benefit on this loss	716	285
Expenses not deductible for tax purposes	(51)	(66)
Increase in taxes resulting mainly from taxable losses in the reported year for which no deferred tax assets were recognized	(665)	(219)
Tax benefit